Quarterly Holdings Report
for
Fidelity® Small-Mid Cap Opportunities ETF
October 31, 2023
SOE-NPRT1-1223
1.9900258.102
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.9%
Media - 0.9%
Nexstar Broadcasting Group, Inc. Class A	2,069	289,826
CONSUMER DISCRETIONARY - 13.8%
Automobile Components - 0.5%
Adient PLC (a)	2,974	100,194
Patrick Industries, Inc.	845	63,502
		163,696
Diversified Consumer Services - 0.5%
Duolingo, Inc. (a)	1,195	174,530
Hotels, Restaurants & Leisure - 2.9%
Brinker International, Inc. (a)	3,295	111,766
Churchill Downs, Inc.	2,939	322,820
Light & Wonder, Inc. Class A (a)	2,345	171,443
Red Rock Resorts, Inc.	2,233	88,315
Wyndham Hotels & Resorts, Inc.	3,939	285,184
		979,528
Household Durables - 3.3%
Helen of Troy Ltd. (a)	1,086	106,776
KB Home	3,348	147,982
LGI Homes, Inc. (a)	1,716	162,179
SharkNinja Hong Kong Co. Ltd.	4,571	190,885
Tempur Sealy International, Inc.	12,101	483,193
		1,091,015
Leisure Products - 0.8%
Brunswick Corp.	3,593	249,606
Specialty Retail - 4.1%
Academy Sports & Outdoors, Inc.	3,053	136,897
AutoZone, Inc. (a)	202	500,380
Dick's Sporting Goods, Inc.	2,213	236,680
Murphy U.S.A., Inc.	1,040	377,198
Upbound Group, Inc.	4,246	110,651
		1,361,806
Textiles, Apparel & Luxury Goods - 1.7%
Crocs, Inc. (a)	2,755	246,077
Gildan Activewear, Inc.	3,537	100,486
PVH Corp.	3,086	229,444
		576,007
TOTAL CONSUMER DISCRETIONARY		4,596,188
CONSUMER STAPLES - 4.3%
Consumer Staples Distribution & Retail - 3.5%
BJ's Wholesale Club Holdings, Inc. (a)	6,612	450,409
Performance Food Group Co. (a)	6,665	384,970
U.S. Foods Holding Corp. (a)	8,534	332,314
		1,167,693
Food Products - 0.8%
Nomad Foods Ltd. (a)	13,962	192,955
Seaboard Corp.	18	63,125
		256,080
TOTAL CONSUMER STAPLES		1,423,773
ENERGY - 6.2%
Energy Equipment & Services - 2.1%
Expro Group Holdings NV (a)	4,723	74,387
TechnipFMC PLC	29,947	644,456
		718,843
Oil, Gas & Consumable Fuels - 4.1%
Antero Resources Corp. (a)	10,314	303,644
Cheniere Energy, Inc.	2,269	377,607
Hess Corp.	3,452	498,469
Northern Oil & Gas, Inc.	3,774	144,695
Sitio Royalties Corp.	1,386	34,262
		1,358,677
TOTAL ENERGY		2,077,520
FINANCIALS - 16.8%
Banks - 5.6%
BOK Financial Corp.	2,020	132,350
Cadence Bank	8,653	183,271
Eastern Bankshares, Inc.	13,980	153,920
First Bancorp, Puerto Rico	11,375	151,856
First Citizens Bancshares, Inc.	158	218,157
First Interstate Bancsystem, Inc.	5,831	134,521
Independent Bank Group, Inc.	2,715	95,975
M&T Bank Corp.	764	86,141
Pinnacle Financial Partners, Inc.	3,333	207,846
Synovus Financial Corp.	7,081	184,602
Trico Bancshares	817	26,430
Webster Financial Corp.	3,707	140,755
Wintrust Financial Corp.	2,159	161,256
		1,877,080
Capital Markets - 2.2%
Houlihan Lokey	2,010	202,045
LPL Financial	1,598	358,783
Raymond James Financial, Inc.	1,886	180,000
		740,828
Consumer Finance - 1.8%
Discover Financial Services	2,843	233,353
Encore Capital Group, Inc. (a)	1,365	51,433
FirstCash Holdings, Inc.	2,712	295,391
		580,177
Financial Services - 0.3%
Walker & Dunlop, Inc.	1,630	105,624
Insurance - 6.9%
American Financial Group, Inc.	1,645	179,897
Arch Capital Group Ltd. (a)	5,807	503,351
Assurant, Inc.	2,036	303,160
Enstar Group Ltd. (a)	472	111,850
First American Financial Corp.	6,732	346,294
Old Republic International Corp.	12,167	333,132
Primerica, Inc.	1,446	276,417
Reinsurance Group of America, Inc.	1,633	244,085
		2,298,186
TOTAL FINANCIALS		5,601,895
HEALTH CARE - 10.3%
Biotechnology - 1.8%
Acelyrin, Inc.	750	7,639
ALX Oncology Holdings, Inc. (a)	263	1,894
Arcellx, Inc. (a)	790	27,848
Arcutis Biotherapeutics, Inc. (a)	118	266
Argenx SE ADR (a)	341	160,123
Blueprint Medicines Corp. (a)	1,092	64,275
Celldex Therapeutics, Inc. (a)	466	10,960
Cogent Biosciences, Inc. (a)	3,352	27,352
Cytokinetics, Inc. (a)	987	34,407
Immunocore Holdings PLC ADR (a)	581	25,796
Keros Therapeutics, Inc. (a)	183	5,223
Moonlake Immunotherapeutics (a)	619	32,070
Morphic Holding, Inc. (a)	867	17,297
Nuvalent, Inc. Class A (a)	966	50,319
Prelude Therapeutics, Inc. (a)	393	664
PTC Therapeutics, Inc. (a)	829	15,544
Vaxcyte, Inc. (a)	774	37,229
Vericel Corp. (a)	555	19,525
Verve Therapeutics, Inc. (a)	624	7,513
Xenon Pharmaceuticals, Inc. (a)	911	28,241
Zentalis Pharmaceuticals, Inc. (a)	816	13,350
		587,535
Health Care Equipment & Supplies - 2.0%
Envista Holdings Corp. (a)	7,472	173,873
Haemonetics Corp. (a)	2,167	184,693
Hologic, Inc. (a)	3,165	209,428
TransMedics Group, Inc. (a)	2,246	84,180
		652,174
Health Care Providers & Services - 4.1%
Acadia Healthcare Co., Inc. (a)	3,680	270,517
AdaptHealth Corp. (a)	8,261	60,553
agilon health, Inc. (a)	5,425	97,650
Molina Healthcare, Inc. (a)	1,442	480,114
Owens & Minor, Inc. (a)	5,738	82,226
Universal Health Services, Inc. Class B	2,933	369,235
		1,360,295
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	563	19,863
Charles River Laboratories International, Inc. (a)	1,182	199,002
ICON PLC (a)	153	37,326
Medpace Holdings, Inc. (a)	754	182,973
West Pharmaceutical Services, Inc.	337	107,264
		546,428
Pharmaceuticals - 0.8%
Arvinas Holding Co. LLC (a)	734	11,832
Axsome Therapeutics, Inc. (a)	495	30,829
CymaBay Therapeutics, Inc. (a)	3,344	54,775
Jazz Pharmaceuticals PLC (a)	676	85,866
Prestige Brands Holdings, Inc. (a)	404	23,981
Structure Therapeutics, Inc. ADR	509	37,819
Ventyx Biosciences, Inc. (a)	591	8,522
Verona Pharma PLC ADR (a)	1,616	22,543
		276,167
TOTAL HEALTH CARE		3,422,599
INDUSTRIALS - 22.9%
Aerospace & Defense - 0.6%
Curtiss-Wright Corp.	966	192,050
Building Products - 1.4%
Builders FirstSource, Inc. (a)	3,072	333,373
Hayward Holdings, Inc. (a)	14,922	156,681
		490,054
Commercial Services & Supplies - 0.4%
The Brink's Co.	2,161	144,484
Construction & Engineering - 2.8%
AECOM	2,899	221,918
EMCOR Group, Inc.	1,540	318,241
Granite Construction, Inc.	5,433	219,928
Willscot Mobile Mini Holdings (a)	4,301	169,502
		929,589
Electrical Equipment - 4.1%
Acuity Brands, Inc.	1,325	214,610
AMETEK, Inc.	1,964	276,472
Atkore, Inc. (a)	2,013	250,176
Regal Rexnord Corp.	2,746	325,154
Vertiv Holdings Co.	7,444	292,326
		1,358,738
Ground Transportation - 2.5%
TFI International, Inc.	4,542	502,436
XPO, Inc. (a)	4,313	326,969
		829,405
Machinery - 3.7%
Allison Transmission Holdings, Inc.	3,600	181,512
Crane Co.	2,923	284,496
Federal Signal Corp.	2,936	170,405
ITT, Inc.	3,578	334,006
SPX Technologies, Inc. (a)	3,179	254,701
		1,225,120
Professional Services - 5.6%
ASGN, Inc. (a)	3,154	263,233
CACI International, Inc. Class A (a)	964	313,069
Concentrix Corp.	2,523	192,278
ExlService Holdings, Inc. (a)	6,908	180,368
Genpact Ltd.	6,144	206,070
KBR, Inc.	5,463	317,673
Kforce, Inc.	1,317	80,390
Maximus, Inc.	2,118	158,257
WNS Holdings Ltd. sponsored ADR (a)	2,765	150,195
		1,861,533
Trading Companies & Distributors - 1.8%
Applied Industrial Technologies, Inc.	1,749	268,489
Beacon Roofing Supply, Inc. (a)	3,113	221,552
Rush Enterprises, Inc. Class A	2,994	106,527
		596,568
TOTAL INDUSTRIALS		7,627,541
INFORMATION TECHNOLOGY - 11.6%
Communications Equipment - 0.5%
Lumentum Holdings, Inc. (a)	3,833	150,292
Electronic Equipment, Instruments & Components - 5.3%
Advanced Energy Industries, Inc.	2,800	244,328
Coherent Corp. (a)	4,211	124,646
Crane Nxt Co.	2,913	151,476
Fabrinet (a)	2,321	359,755
Flex Ltd. (a)	7,253	186,547
Insight Enterprises, Inc. (a)	1,957	280,438
TD SYNNEX Corp.	2,884	264,405
Vontier Corp.	5,705	168,640
		1,780,235
IT Services - 1.1%
Amdocs Ltd.	4,748	380,600
Semiconductors & Semiconductor Equipment - 2.3%
Allegro MicroSystems LLC (a)	2,560	66,458
Cirrus Logic, Inc. (a)	563	37,682
Ichor Holdings Ltd. (a)	3,822	92,722
Lattice Semiconductor Corp. (a)	2,693	149,758
MACOM Technology Solutions Holdings, Inc. (a)	2,304	162,524
ON Semiconductor Corp. (a)	4,131	258,766
		767,910
Software - 1.7%
Dynatrace, Inc. (a)	5,520	246,799
Tenable Holdings, Inc. (a)	4,917	207,055
Zoom Video Communications, Inc. Class A (a)	1,811	108,624
		562,478
Technology Hardware, Storage & Peripherals - 0.7%
Seagate Technology Holdings PLC	3,407	232,528
TOTAL INFORMATION TECHNOLOGY		3,874,043
MATERIALS - 6.8%
Chemicals - 2.3%
Cabot Corp.	2,386	158,621
Element Solutions, Inc.	9,035	164,708
Olin Corp.	4,181	178,612
The Chemours Co. LLC	10,460	252,191
		754,132
Construction Materials - 1.3%
Eagle Materials, Inc.	1,742	268,111
Summit Materials, Inc.	5,000	164,500
		432,611
Containers & Packaging - 1.3%
Graphic Packaging Holding Co.	10,676	229,641
O-I Glass, Inc. (a)	12,750	196,988
		426,629
Metals & Mining - 1.5%
Commercial Metals Co.	4,873	206,079
Constellium NV (a)	5,582	88,196
Steel Dynamics, Inc.	1,985	211,422
		505,697
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	2,787	142,917
TOTAL MATERIALS		2,261,986
REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 2.3%
CubeSmart	10,003	341,002
Douglas Emmett, Inc.	18,323	205,401
Essential Properties Realty Trust, Inc.	7,317	160,608
LXP Industrial Trust (REIT)	9,367	74,093
		781,104
Real Estate Management & Development - 1.1%
Cushman & Wakefield PLC (a)	16,498	121,590
Jones Lang LaSalle, Inc. (a)	1,949	249,316
		370,906
TOTAL REAL ESTATE		1,152,010
UTILITIES - 1.9%
Electric Utilities - 0.8%
PG&E Corp. (a)	16,662	271,591
Gas Utilities - 0.5%
Brookfield Infrastructure Corp. A Shares	6,003	154,637
Independent Power and Renewable Electricity Producers - 0.6%
The AES Corp.	14,597	217,495
TOTAL UTILITIES		643,723
TOTAL COMMON STOCKS (Cost $32,598,277)		32,971,104

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $32,598,277)	32,971,104
NET OTHER ASSETS (LIABILITIES) - 1.1%	363,237
NET ASSETS - 100.0%	33,334,341

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.